Equity-Based Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2015
Phantom Units [Member]
Equity Transactions And Share Based Compensation [Line Items]
Summary of Unit Award Activity
The following is a summary of phantom unit award activity of MPLX LP common limited partner units in 2015:

	Phantom Units
	Number of Units	Weighted Average Fair Value	Aggregate Intrinsic Value (In millions)
Outstanding at December 31, 2014	100,769	$41.66
Granted	962,764	35.00
Settled	(32,314)	40.18
Forfeited	—
Outstanding at December 31, 2015	1,031,219	35.49
Vested and expected to vest at December 31, 2015	1,001,324	35.52	$39.40
Convertible at December 31, 2015	472,665	34.26	$18.60

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Restricted Stock Units, Vested and Expected to Vest
The following is a summary of the values related to phantom units held by officers and non-employee directors:

	Phantom Units
	Intrinsic Value of Units Issued During the Period (in millions)	Weighted Average Grant Date Fair Value of Units Granted During the Period
2015	$3	$35.00
2014	1	49.56
2013	—	—

Performance Shares [Member]
Equity Transactions And Share Based Compensation [Line Items]
Summary of Unit Award Activity
The following is a summary of activity of performance unit awards paying out in MPLX LP common limited partner units in 2015:

	Performance Units
	Number of Units	Weighted Average Fair Value
Outstanding at December 31, 2014	924,143	$0.98
Granted	597,249	1.03
Forfeited	—	—
Outstanding at December 31, 2015	1,521,392	1.00

Schedule of Share-based Compensation, Performance Unit Awards, Valuation Assumptions

	2015	2014	2013
Risk-free interest rate	0.95%	0.63%	0.35%
Look-back period	2.84 years	2.84 years	2.84 years
Expected volatility	30.12%	17.17%	16.75%
Grant date fair value of performance units granted	$1.03	$1.16	$0.77